Goodwill (Details) - Computer Sciences GS Business - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Oct. 02, 2015	Apr. 03, 2015	Mar. 28, 2014	Mar. 29, 2013
Goodwill [Roll Forward]
Beginning balance			$ 802,582,000	$ 758,079,000	$ 793,865,000
Welkin Divestiture			(10,717,000)		(71,615,000)
Additions	$ 35,829,000			44,503,000	35,829,000
Ending balance			791,779,000	802,582,000	758,079,000
Goodwill, accumulated impairment loss				0	0	$ 0
Defense and Intelligence
Goodwill [Roll Forward]
Beginning balance			491,397,000	460,712,000	512,098,000
Welkin Divestiture		$ (71,615,000)	(10,717,000)		(71,615,000)
Additions				30,685,000	20,229,000
Ending balance			480,594,000	491,397,000	460,712,000
Civil
Goodwill [Roll Forward]
Beginning balance			311,185,000	297,367,000	281,767,000
Welkin Divestiture			0		0
Additions				13,818,000	15,600,000
Ending balance			$ 311,185,000	$ 311,185,000	$ 297,367,000